Schedule of Investments (unaudited)
August 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.3%
AGL Energy Ltd.	2,187,046	$ 13,451,846
ALS Ltd.	35,421	562,818
APA Group	101,888	794,415
Aristocrat Leisure Ltd.	1,181,995	51,393,695
Aurizon Holdings Ltd.	2,077,319	5,442,354
BHP Group Ltd.	2,304,751	108,396,387
BlueScope Steel Ltd.	312,312	6,937,984
Brambles Ltd.	750,600	10,505,486
Charter Hall Group	165,843	2,292,809
Cochlear Ltd.	26,727	2,559,663
Coles Group Ltd.	701,523	12,074,240
Commonwealth Bank of Australia	336,484	38,453,470
Computershare Ltd.	1,065,207	30,327,785
CSL Ltd.	239,102	29,287,608
Evolution Mining Ltd.	1,916,139	20,409,461
Fortescue Ltd.	1,477,299	18,700,280
Glencore PLC	5,290,100	42,214,934
GPT Group (The)	185,550	624,365
JB Hi-Fi Ltd.	194,639	9,313,869
Macquarie Group Ltd.	428,094	76,769,210
Mineral Resources Ltd.(a)	26,881	1,242,349
Mirvac Group	4,953,129	6,454,446
National Australia Bank Ltd.	890,664	24,581,809
Orica Ltd.	836,605	13,304,013
Origin Energy Ltd.	352,483	2,934,483
Perseus Mining Ltd.	599,361	2,783,110
REA Group Ltd.	40,158	5,099,168
Regis Resources Ltd.	2,976,483	17,691,054
Rio Tinto Ltd.	235,985	29,495,117
Rio Tinto PLC	338,741	34,719,396
Sandfire Resources Ltd.(a)	64,710	1,060,004
Santos Ltd.	2,255,634	13,154,689
Sonic Healthcare Ltd.	130,594	1,830,385
South32 Ltd.	837,335	3,080,751
Stockland	1,263,276	3,943,516
Telstra Group Ltd.	5,436,375	18,176,976
Wesfarmers Ltd.	72,407	4,115,051
Westgold Resources Ltd.	1,386,071	6,326,611
Woodside Energy Group Ltd.	273,535	6,364,259
		676,869,866
Austria — 0.4%
Erste Group Bank AG	207,206	29,123,507
Mondi PLC	65,795	764,796
OMV AG	60,860	4,861,834
Raiffeisen Bank International AG	51,217	3,790,179
		38,540,316
Belgium — 0.5%
Anheuser-Busch InBev SA/NV	286,877	22,701,764
UCB SA	82,082	20,547,133
Umicore SA	120,783	3,319,650
		46,568,547
Chile — 0.1%
Antofagasta PLC	79,422	4,237,573
China — 0.1%
SITC International Holdings Co. Ltd.	1,591,000	9,675,026
Wilmar International Ltd.	16,300	49,089
		9,724,115
Denmark — 1.4%
Danske Bank A/S	563,669	32,582,665
Genmab A/S(a)	39,264	12,975,593
Novo Nordisk A/S, Class B	1,138,517	51,561,140
Orsted AS(a)(b)	145,664	3,067,910
Pandora A/S	4,815	635,375
Tryg A/S	238,819	5,701,958
Vestas Wind Systems A/S	616,193	20,433,411
		126,958,052
Security	Shares	Value
Finland — 0.6%
Nokia Oyj	1,943,558	$ 19,767,025
Nordea Bank Abp	742,859	15,162,117
Sampo Oyj, A Shares	308,872	3,480,828
UPM-Kymmene Oyj	49	1,368
Wartsila Oyj Abp	519,275	16,773,850
		55,185,188
France — 8.1%
Amundi SA(b)	9,481	1,037,845
Arkema SA	15,570	1,083,628
AXA SA	2,443,438	122,002,924
BioMerieux	1,342	116,729
BNP Paribas SA	786,304	93,615,434
Bureau Veritas SA	295,877	9,363,626
Capgemini SE	98,473	12,249,206
Cie de Saint-Gobain SA	68,170	6,178,578
Cie Generale des Etablissements Michelin SCA	4,050	164,341
Credit Agricole SA	730,868	15,707,446
Danone SA	240,183	17,911,405
Dassault Systemes SE	357,035	9,455,774
Eiffage SA	12,656	1,598,354
EssilorLuxottica SA	203,534	37,771,404
Ipsen SA	127,355	24,119,887
Kering SA	279	82,214
Legrand SA	76,136	12,079,774
L’Oreal SA	50,149	22,329,183
LVMH Moet Hennessy Louis Vuitton SE	126,893	66,526,548
Orange SA	1,452,587	25,992,124
Pernod Ricard SA	66,893	5,002,290
Publicis Groupe SA	370,521	43,464,366
Rexel SA	12,237	510,080
Safran SA	89,436	34,955,180
Schneider Electric SE	74,214	25,402,018
Societe Generale SA	379,828	31,995,279
Technip Energies NV	1,242	43,493
Thales SA	83,873	23,788,537
TotalEnergies SE	565,334	49,813,828
Valeo SE	116,160	1,940,168
Vinci SA	428,679	56,203,375
		752,505,038
Germany — 9.5%
AIXTRON SE	17,017	706,605
Allianz SE, Registered Shares	226,040	117,883,358
BASF SE	466,055	28,613,437
Daimler Truck Holding AG	124,652	6,750,290
Deutsche Bank AG, Registered Shares	848,291	33,973,671
Deutsche Boerse AG, Registered Shares	111,135	37,137,890
Deutsche Telekom AG, Registered Shares	2,420,319	79,540,740
DHL AG, Registered Shares	1,117,093	72,560,166
Evonik Industries AG	204,153	4,503,861
Fresenius Medical Care AG	309,476	14,161,099
Fresenius SE & Co. KGaA	104,381	5,465,010
GEA Group AG	92,943	7,234,920
Hannover Rueck SE, Registered Shares	23,058	6,890,267
Henkel AG & Co. KGaA	3,949	322,703
Infineon Technologies AG, Class N	531,472	34,645,125
KION Group AG	18,378	941,975
LEG Immobilien SE	123,374	7,024,051
Mercedes-Benz Group AG, Class N	25,827	1,413,404
Merck KGaA	69,312	11,156,554
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	85,560	51,429,307
Nordex SE(a)	12,422	545,418
Porsche Automobil Holding SE, Preference Shares, NVS	7,348	241,873
Rational AG	4,962	3,619,772
RWE AG	482,909	32,846,091
SAP SE	468,307	103,069,799
Siemens AG, Registered Shares	425,324	140,998,530
Siemens Energy AG	415,474	68,431,734

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Symrise AG	4,791	$ 511,938
Talanx AG	13,189	1,910,536
Vonovia SE	353,210	7,867,235
		882,397,359
Hong Kong — 1.3%
AIA Group Ltd.	8,302,000	80,260,420
ASMPT Ltd.	1,300	27,128
CK Asset Holdings Ltd.	764,000	4,404,054
Link REIT	1,407,300	6,935,838
Power Assets Holdings Ltd.	1,500	11,517
Prudential PLC	213,314	2,901,307
Sun Hung Kai Properties Ltd.	14,500	214,167
Swire Pacific Ltd., Class A	107,000	1,452,867
Techtronic Industries Co. Ltd.	1,225,000	21,068,040
WH Group Ltd.(b)	5,453,500	5,147,885
Wharf Real Estate Investment Co. Ltd.	313,000	1,229,642
		123,652,865
India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(c)(d)	172,800	41,339
Indonesia — 0.1%
Jardine Matheson Holdings Ltd.	201,600	11,868,949
Ireland — 0.1%
Kerry Group PLC, Class A	88,333	8,612,279
Israel — 1.0%
Bank Hapoalim BM	819,891	21,169,848
Bank Leumi Le-Israel BM	920,967	23,479,353
Elbit Systems Ltd.	10,876	7,651,463
Israel Discount Bank Ltd., Class A	874,110	9,989,911
Mizrahi Tefahot Bank Ltd.	239,813	18,595,621
Nova Ltd.(a)	16,827	5,910,214
Phoenix Financial Ltd.	4,825	302,715
Tower Semiconductor Ltd.(a)	16,417	3,378,180
		90,477,305
Italy — 4.6%
Amplifon SpA	513,347	7,216,492
Azimut Holding SpA	22,653	1,018,572
Banca Mediolanum SpA	71,696	2,001,987
BPER Banca SpA	165,311	2,735,902
Coca-Cola HBC AG	95,230	5,855,943
Enel SpA	9,190,264	100,498,943
Eni SpA	1,433,949	39,197,656
Generali(e)	475,847	24,616,445
Intesa Sanpaolo SpA	10,610,470	83,591,381
Italgas SpA	27,224	277,831
Nexi SpA(b)	269,618	1,378,505
Poste Italiane SpA	901,517	29,084,623
Prysmian SpA	114,555	16,012,137
Snam SpA	2,399,613	16,149,072
Technoprobe SpA(a)	2,933	91,970
Terna - Rete Elettrica Nazionale	694	7,849
UniCredit SpA	949,328	92,654,504
		422,389,812
Japan — 24.1%
Advantest Corp.	293,400	61,404,931
Aisin Corp.	105,300	1,476,842
Amada Co. Ltd.	21,300	342,397
Anritsu Corp.	234,600	4,990,832
Asahi Intecc Co. Ltd.	700	16,519
Asahi Kasei Corp.	913,700	9,352,563
Astellas Pharma, Inc.	1,078,200	15,985,621
Bridgestone Corp.	630,200	16,280,630
Brother Industries Ltd.	137,600	4,208,233
Canon, Inc.	350,500	10,223,264
Chugai Pharmaceutical Co. Ltd.	265,100	11,474,769
Coca-Cola Bottlers Japan Holdings, Inc.	35,400	870,736
CyberAgent, Inc.	132,100	1,119,923
Security	Shares	Value
Japan (continued)
Dai Nippon Printing Co. Ltd.	163,100	$ 3,152,394
Daifuku Co. Ltd.	215,300	7,762,007
Daiichi Life Group, Inc.	2,188,600	25,031,735
Daiichi Sankyo Co. Ltd.	689,700	12,351,385
Daikin Industries Ltd.	41,000	5,280,849
Daiwa Securities Group, Inc.	977,600	11,225,618
Denso Corp.	3,538,200	42,476,234
Dentsu Group, Inc.(a)	150,300	3,479,417
Disco Corp.	22,200	7,969,665
DMG Mori Co. Ltd.	52,300	972,281
Dowa Holdings Co. Ltd.	21,500	1,335,932
ENEOS Holdings, Inc.	2,505,200	20,888,212
FANUC Corp.	769,600	28,837,764
Fast Retailing Co. Ltd.	34,800	15,701,692
Fuji Corp.	47,000	2,079,827
Fuji Electric Co. Ltd.	148,200	12,731,738
Fujikura Ltd.	280,000	9,546,733
Fujitsu Ltd.	2,423,100	58,170,008
Fukuoka Financial Group, Inc.	26,500	1,301,234
Hamamatsu Photonics KK	682,700	10,061,885
Hirose Electric Co. Ltd.	1,200	193,664
Hitachi Construction Machinery Co. Ltd.	100,200	3,576,344
Hitachi Ltd.	2,910,900	98,821,480
Honda Motor Co. Ltd.	996,800	10,671,319
Horiba Ltd.	110,700	16,126,771
Hoya Corp.	227,900	34,897,422
Ibiden Co. Ltd.	75,400	9,523,392
Isuzu Motors Ltd.	200	2,840
ITOCHU Corp.	6,135,800	80,928,187
Japan Post Bank Co. Ltd.	2,300	48,711
Japan Post Holdings Co. Ltd.	1,242,900	19,233,705
Kajima Corp.	373,200	11,250,568
Kandenko Co. Ltd.	21,400	731,875
Kao Corp.	376,400	8,569,618
Keyence Corp.	42,900	22,352,876
Kinden Corp.	65,400	2,856,359
Kioxia Holdings Corp.(a)	128,400	39,700,512
Kobe Bussan Co. Ltd.	150,400	2,664,513
Kokusai Electric Corp.	26,600	1,447,704
Kubota Corp.	129,600	2,364,547
Kyocera Corp.	489,000	11,124,988
Kyoto Financial Group, Inc.	15,600	485,007
Kyowa Kirin Co. Ltd.	22,700	373,822
LY Corp.	2,566,800	8,944,503
Makita Corp.	18,400	607,896
Marubeni Corp.	6,900	211,099
MINEBEA MITSUMI, Inc.	56,100	1,178,249
MISUMI Group, Inc.	3,200	74,867
Mitsubishi Corp.	1,967,400	58,955,709
Mitsubishi Electric Corp.	2,236,300	77,435,797
Mitsubishi Gas Chemical Co., Inc.	189,400	4,664,064
Mitsubishi HC Capital, Inc.	323,100	2,813,175
Mitsubishi Heavy Industries Ltd.	1,951,400	47,287,289
Mitsubishi Materials Corp.	11,500	403,728
Mitsubishi UFJ Financial Group, Inc.	6,149,200	140,193,412
Mitsui & Co. Ltd.	1,443,700	45,075,276
Mitsui Chemicals, Inc.	501,600	6,829,291
Mitsui Fudosan Co. Ltd.	3,082,900	29,161,893
Mizuho Financial Group, Inc.	308,000	16,406,710
Murata Manufacturing Co. Ltd.	1,031,300	45,831,099
NEC Corp.	751,000	22,899,689
Nexon Co. Ltd.	26,400	522,591
NGK Corp.	705,700	23,318,771
Nintendo Co. Ltd.	282,700	15,935,424
Nippon Electric Glass Co. Ltd.	48,200	1,454,880
Nippon Yusen KK	21,900	962,995
Nissan Chemical Corp.	1,500	76,859
Nitto Denko Corp.	1,706,700	37,272,443
Nomura Holdings, Inc.	2,052,500	20,897,892
Obayashi Corp.	1,376,500	25,675,074

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Ono Pharmaceutical Co. Ltd.	2,575,400	$ 39,527,194
Osaka Gas Co. Ltd.	47,000	1,692,991
Otsuka Holdings Co. Ltd.	263,400	20,200,087
Pan Pacific International Holdings Corp.	1,718,200	8,674,062
Panasonic Holdings Corp.	952,600	26,562,515
Recruit Holdings Co. Ltd.	693,600	78,552,773
Renesas Electronics Corp.	1,012,100	21,166,638
Ricoh Co. Ltd.	204,800	2,165,871
Rohm Co. Ltd.	131,800	3,988,351
SBI Holdings, Inc.	174,200	3,598,844
Secom Co. Ltd.	5,500	222,616
Seiko Epson Corp.	193,400	3,892,052
Sekisui Chemical Co. Ltd.	120,400	1,995,875
Seven & i Holdings Co. Ltd.	470,700	5,958,113
Shimadzu Corp.	8,500	217,365
Shimizu Corp.	870,100	12,942,328
Shin-Etsu Chemical Co. Ltd.	1,069,700	40,050,267
Shiseido Co. Ltd.	110,100	2,568,303
SMC Corp.	600	263,005
SoftBank Corp.	5,448,300	8,070,252
SoftBank Group Corp.	1,225,100	39,466,171
Sompo Holdings, Inc.	48,200	2,053,614
Sony Financial Group, Inc.	625,400	612,569
Sony Group Corp.	4,724,400	116,744,505
Subaru Corp.	175,800	2,914,726
Sumitomo Chemical Co. Ltd.	7,598,400	27,045,072
Sumitomo Corp.	274,000	3,058,644
Sumitomo Electric Industries Ltd.	1,251,800	17,334,919
Sumitomo Heavy Industries Ltd.	214,600	7,688,967
Sumitomo Metal Mining Co. Ltd.	46,400	3,201,109
Sumitomo Mitsui Financial Group, Inc.	856,000	36,746,189
Sumitomo Mitsui Trust Group, Inc.	1,288,100	14,259,620
Sumitomo Realty & Development Co. Ltd.	90,000	1,866,827
Suzuki Motor Corp.	119,500	1,654,398
Sysmex Corp.	61,100	752,058
Taisei Corp.	144,800	11,337,714
Takeda Pharmaceutical Co. Ltd.	855,200	30,917,511
TDK Corp.	1,805,000	34,563,535
Terumo Corp.	767,400	12,093,520
TISI, Inc.	3,600	89,365
Tokio Marine Holdings, Inc.	397,500	19,086,496
Tokyo Electron Ltd.	236,200	82,670,376
Tokyo Gas Co. Ltd.	184,700	7,141,409
Tokyo Ohka Kogyo Co. Ltd.	24,500	1,304,518
Tokyo Seimitsu Co. Ltd.	40,700	4,473,712
Tokyu Fudosan Holdings Corp.	388,400	3,223,406
Toray Industries, Inc.	934,600	7,496,558
Tosoh Corp.	145,400	2,415,825
Toyota Motor Corp.	1,090,900	21,426,410
Trend Micro, Inc.	206,400	7,747,060
Yamaha Motor Co. Ltd.	2,900	34,547
		2,234,871,621
Luxembourg — 0.0%
Eurofins Scientific SE	5,502	463,070
Macau — 0.2%
Galaxy Entertainment Group Ltd.	2,338,000	10,162,795
Sands China Ltd.	5,350,000	9,529,196
		19,691,991
Mexico — 0.0%
Fresnillo PLC	1,782	74,720
Netherlands — 6.0%
Adyen NV(a)(b)	7,156	8,667,808
Aegon Ltd.	8,416	77,540
Argenx SE(a)	20,758	21,308,785
ASM International NV	40,523	38,110,498
ASML Holding NV	183,653	311,481,650
BE Semiconductor Industries NV	43,309	9,860,610
Euronext NV(b)	185	35,024
Security	Shares	Value
Netherlands (continued)
Heineken Holding NV	33,528	$ 2,659,146
ING Groep NV	1,517,519	53,720,974
Koninklijke Ahold Delhaize NV	759,260	27,030,801
Koninklijke Philips NV	437,193	11,640,859
NN Group NV	107,986	9,762,834
Wolters Kluwer NV, Class C	760,131	62,532,919
		556,889,448
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	125,132	3,286,924
Meridian Energy Ltd.	317,769	1,039,756
		4,326,680
Norway — 1.1%
Aker BP ASA	783,885	30,077,302
DNB Bank ASA	614,035	20,912,214
Equinor ASA	615,520	26,399,985
Mowi ASA	119,861	2,632,702
Norsk Hydro ASA	375,146	3,787,484
Telenor ASA	1,335,312	19,592,913
		103,402,600
Portugal — 0.3%
EDP SA	4,602,773	24,994,993
Singapore — 1.0%
CapitaLand Integrated Commercial Trust	794,800	1,478,808
DBS Group Holdings Ltd.	843,760	51,310,286
Oversea-Chinese Banking Corp. Ltd.	257,200	6,364,976
Seatrium Ltd.	406,200	686,281
Singapore Technologies Engineering Ltd.	1,078,900	9,134,804
Singapore Telecommunications Ltd.	6,968,200	24,847,238
STMicroelectronics NV	6,760	338,325
United Overseas Bank Ltd.	38,800	1,264,603
		95,425,321
South Africa — 0.2%
Anglo American PLC	289,645	16,420,109
Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	206,092	24,384,905
Amadeus IT Group SA	47,954	3,249,585
Banco Bilbao Vizcaya Argentaria SA	1,946,030	56,303,467
Banco Santander SA	9,048,584	132,415,288
Bankinter SA	278,339	5,373,065
CaixaBank SA	1,565,322	23,867,827
Cellnex Telecom SA(b)	60,467	1,854,484
Enagas SA	149,521	2,926,026
Grifols SA, Class A	230,612	2,625,734
Iberdrola SA	576,307	13,417,475
Industria de Diseno Textil SA	391,903	26,344,251
Naturgy Energy Group SA	787,420	26,919,078
Repsol SA	300,846	9,595,362
Telefonica SA	9,529,239	40,293,310
Unicaja Banco SA(b)	2,051,150	8,395,300
		377,965,157
Sweden — 2.7%
AddTech AB, B Shares	2,876	101,295
Assa Abloy AB, Class B	1,278,929	47,592,098
Atlas Copco AB, B Shares	263,272	4,892,297
Atlas Copco AB, Class A	627,039	13,457,466
H & M Hennes & Mauritz AB, B Shares	562,767	10,280,876
Hexagon AB, B Shares	2,005,468	20,895,133
Industrivarden AB, A Shares	35,201	1,992,363
Investor AB, B Shares	2,066	88,887
Sandvik AB	802,758	32,164,144
Securitas AB, B Shares	593,648	9,404,135
Skandinaviska Enskilda Banken AB, Class A	302,729	7,068,569
Skanska AB, B Shares	225,280	6,391,611
SKF AB, B Shares	408,805	11,825,340
SSAB AB, B Shares	42,915	464,585
Svenska Handelsbanken AB, A Shares	726,354	11,193,711
Swedish Orphan Biovitrum AB(a)	145,938	6,844,186

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Tele2 AB, B Shares	1,563,134	$ 27,690,142
Telefonaktiebolaget LM Ericsson, B Shares	1,768,177	17,907,819
Telia Co. AB	918,044	4,174,326
Volvo AB, B Shares	509,657	18,383,447
		252,812,430
Switzerland — 5.3%
ABB Ltd., Registered Shares	1,404,953	137,580,755
Accelleron Industries AG	43,527	3,919,510
Barry Callebaut AG, Registered Shares	108	148,713
Cie Financiere Richemont SA, Registered Shares	94,172	22,412,719
DSM-Firmenich AG	22,984	2,552,726
Givaudan SA, Registered Shares	498	2,019,343
Helvetia Baloise Holding AG, Registered Shares	5,095	1,349,487
Julius Baer Group Ltd., Registered Shares	45,171	4,194,385
Kuehne + Nagel International AG, Registered Shares	1,300	346,540
Logitech International SA, Registered Shares	244,792	24,045,989
Lonza Group AG, Registered Shares	4,050	2,886,252
Nestle SA, Registered Shares	1,342,115	130,553,497
Schindler Holding AG, NVS	35,923	11,675,457
Schindler Holding AG, Registered Shares	13,514	4,291,589
SGS SA, Registered Shares	121,017	13,870,614
SIG Group AG(a)	270,511	4,568,749
Sika AG, Registered Shares	2,454	582,078
Sonova Holding AG, Registered Shares	25,752	7,385,648
Straumann Holding AG, Registered Shares	11,975	1,389,266
Sunrise Communications AG, Class A	8,884	468,261
UBS Group AG, Registered Shares	1,343,983	73,591,767
VAT Group AG(b)	17,370	12,900,421
Zurich Insurance Group AG, Class N	40,014	29,281,669
		492,015,435
United Kingdom — 11.6%
3i Group PLC	251,017	9,499,582
Admiral Group PLC	84,597	4,588,281
AstraZeneca PLC	551,615	88,930,224
Aviva PLC	1,009,243	9,892,178
BAE Systems PLC	2,238,849	61,424,377
Balfour Beatty PLC	292,221	3,464,489
Barclays PLC	15,241,595	101,082,300
Barratt Redrow PLC	497,719	2,121,606
Bellway PLC	1,249	36,363
British American Tobacco PLC	359,172	19,956,959
British Land Co. PLC (The)	10,571	60,270
BT Group PLC	47,570	131,646
Burberry Group PLC(a)	26,985	390,604
Centrica PLC	723,050	1,514,271
CK Hutchison Holdings Ltd.	3,886,000	34,698,889
Compass Group PLC	995,784	30,303,643
Croda International PLC	652	30,310
Diploma PLC	12,093	1,188,616
Endeavour Mining PLC	57,751	3,603,730
Entain PLC	87,160	594,023
GSK PLC	1,729,008	43,483,831
Halma PLC	190,616	9,268,982
Hikma Pharmaceuticals PLC	63,172	1,374,812
HSBC Holdings PLC	6,909,187	141,523,937
IG Group Holdings PLC	271,963	5,159,138
IMI PLC	271,094	11,294,033
Imperial Brands PLC	877,066	29,966,753
Informa PLC	28,061	338,398
International Consolidated Airlines Group SA	8,310	48,472
J Sainsbury PLC	4,329,130	19,495,878
Johnson Matthey PLC	24,454	746,325
Kingfisher PLC	192,425	813,348
Land Securities Group PLC	247	2,277
Legal & General Group PLC	895,929	3,515,199
Lloyds Banking Group PLC	36,259,746	53,458,909
London Stock Exchange Group PLC	161,642	19,592,386
Security	Shares	Value
United Kingdom (continued)
LondonMetric Property PLC	35,881	$ 90,934
Man Group PLC	227,977	945,644
National Grid PLC	129,322	2,040,181
NatWest Group PLC	5,331,790	48,479,632
Next PLC	124,287	25,990,286
Primary Health Properties PLC	52,971	68,182
Reckitt Benckiser Group PLC	270,986	18,714,674
RELX PLC	307,159	11,021,248
Rolls-Royce Holdings PLC	2,282,957	46,399,202
Sage Group PLC (The)	1,970,708	28,807,583
Smith & Nephew PLC	373,593	5,343,058
Smiths Group PLC	400,084	13,982,810
St. James’s Place PLC	12,685	200,097
Standard Chartered PLC	549,387	15,955,392
Taylor Wimpey PLC	195,567	223,648
Tesco PLC	5,166,531	31,985,548
Unilever PLC	1,003,286	64,591,037
UNITE Group PLC (The)	726	4,972
Vodafone Group PLC	29,102,511	46,645,851
WPP PLC	41,308	211,463
		1,075,296,481
United States — 6.5%
AP Moller - Maersk A/S, Class A	1,202	3,887,830
AP Moller - Maersk A/S, Class B, NVS	3,387	11,336,578
BP PLC	7,981,926	57,093,064
Holcim AG	126,840	11,122,983
InterContinental Hotels Group PLC	84,146	13,503,460
Novartis AG, Registered Shares	863,781	131,382,292
QIAGEN NV	230,320	9,944,244
Roche Holding AG	28,451	12,668,625
Roche Holding AG, NVS	264,435	115,272,748
Sanofi SA	1,142,176	101,549,782
Shell PLC	2,971,283	136,132,966
Sunbelt Rentals Holdings, Inc.	1,989	141,345
		604,035,917
Total Long-Term Investments — 98.3% (Cost: $7,324,928,364)		9,108,714,576
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(f)(g)(h)	12,445,884	12,449,618
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(f)(g)	124,819,782	124,819,782
Total Short-Term Securities — 1.5% (Cost: $137,269,286)		137,269,400
Total Investments — 99.8% (Cost: $7,462,197,650)		9,245,983,976
Other Assets Less Liabilities — 0.2%		19,239,202
Net Assets — 100.0%		$ 9,265,223,178

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $41,339, representing less than 0.05% of its net assets as of period end, and an original cost of $804,375.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,989,132	$ 3,460,070 (a)	$ —	$ (437)	$ 853	$ 12,449,618	12,445,884	$ 22,594 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	59,229,899	65,589,883 (a)	—	—	—	124,819,782	124,819,782	834,259	—
				$ (437)	$ 853	$ 137,269,400		$ 856,853	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	698	09/18/26	$ 112,685	$ (1,138,002)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 676,869,866	$ —	$ 676,869,866
Austria	—	38,540,316	—	38,540,316
Belgium	—	46,568,547	—	46,568,547
Chile	—	4,237,573	—	4,237,573
China	—	9,724,115	—	9,724,115
Denmark	—	126,958,052	—	126,958,052
Finland	—	55,185,188	—	55,185,188
France	25,992,124	726,512,914	—	752,505,038
Germany	—	882,397,359	—	882,397,359

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage International Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hong Kong	$ —	$ 123,652,865	$ —	$ 123,652,865
India	—	—	41,339	41,339
Indonesia	—	11,868,949	—	11,868,949
Ireland	—	8,612,279	—	8,612,279
Israel	—	90,477,305	—	90,477,305
Italy	277,831	422,111,981	—	422,389,812
Japan	—	2,234,871,621	—	2,234,871,621
Luxembourg	—	463,070	—	463,070
Macau	—	19,691,991	—	19,691,991
Mexico	—	74,720	—	74,720
Netherlands	27,030,801	529,858,647	—	556,889,448
New Zealand	—	4,326,680	—	4,326,680
Norway	19,592,913	83,809,687	—	103,402,600
Portugal	—	24,994,993	—	24,994,993
Singapore	—	95,425,321	—	95,425,321
South Africa	—	16,420,109	—	16,420,109
Spain	—	377,965,157	—	377,965,157
Sweden	—	252,812,430	—	252,812,430
Switzerland	—	492,015,435	—	492,015,435
United Kingdom	5,159,138	1,070,137,343	—	1,075,296,481
United States	11,336,578	592,699,339	—	604,035,917
Short-Term Securities
Money Market Funds	137,269,400	—	—	137,269,400
	$ 226,658,785	$ 9,019,283,852	$ 41,339	$ 9,245,983,976
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,138,002)	$ —	$ —	$ (1,138,002)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust